Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net	12 Months Ended
Sep. 30, 2020
Buildings [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	10 years
Buildings [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	32 years
Machinery and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	20 years
Transportation vehicles [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	3 years
Transportation vehicles [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	10 years
Office equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	3 years
Office equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	10 years
Electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	3 years
Electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	10 years
Land use rights [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful life plant and equipment, net [Line Items]
Estimated useful life	50 years